Revenue - Summary of revenue recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	€ 18,905	€ 6,514	€ 3,594
Eli Lilly and Company | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	15,584	5,996	2,646
Eli Lilly and Company | Other R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized			270
Eli Lilly and Company | Equity component
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	496	€ 518	321
Eli Lilly and Company | Milestone payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized	€ 2,825
Yarrow Biotechnology, Inc | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized			191
Yarrow Biotechnology, Inc | Other R&D services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized			118
Yarrow Biotechnology, Inc | Equity component
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized			€ 48